Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity securities
Amortized cost	$ 724,000	$ 5,274,000
Gross unrealized gains	0	2,531,000
Gross unrealized losses	(502,000)	(488,000)
Fair value	222,000	7,317,000
Available-for-sale
Amortized cost	3,495,564,000	2,588,335,000
Gross unrealized gains	31,163,000	73,821,000
Gross unrealized losses	(52,997,000)	(1,040,000)
Available-for-sale investments	3,473,730,000	2,661,116,000
Held-to-maturity
Amortized cost	2,763,344,000	2,194,371,000
Gross unrealized gains	57,497,000	110,526,000
Gross unrealized losses	(34,729,000)	(141,000)
Held-to-maturity, fair value	2,786,112,000	2,304,756,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments	0	0	$ 0
Mutual funds
Equity securities
Amortized cost	724,000	5,274,000
Gross unrealized gains	0	2,531,000
Gross unrealized losses	(502,000)	(488,000)
Fair value	222,000	7,317,000
US government and federal agencies
Available-for-sale
Amortized cost	3,163,964,000	2,493,659,000
Gross unrealized gains	30,945,000	72,713,000
Gross unrealized losses	(51,285,000)	(306,000)
Available-for-sale investments	3,143,624,000	2,566,066,000
Held-to-maturity
Amortized cost	2,763,344,000	2,194,371,000
Gross unrealized gains	57,497,000	110,526,000
Gross unrealized losses	(34,729,000)	(141,000)
Held-to-maturity, fair value	2,786,112,000	2,304,756,000
Non-US governments debt securities
Available-for-sale
Amortized cost	291,119,000	22,797,000
Gross unrealized gains	0	0
Gross unrealized losses	(1,526,000)	(389,000)
Available-for-sale investments	289,593,000	22,408,000
Asset-backed securities - Student loans
Available-for-sale
Amortized cost	13,290,000	13,290,000
Gross unrealized gains	0	0
Gross unrealized losses	(116,000)	(345,000)
Available-for-sale investments	13,174,000	12,945,000
Residential mortgage-backed securities
Available-for-sale
Amortized cost	27,191,000	58,589,000
Gross unrealized gains	218,000	1,108,000
Gross unrealized losses	(70,000)	0
Available-for-sale investments	$ 27,339,000	$ 59,697,000